ACQUISITIONS (Details 1) - The Fitness Container, LLC - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Mar. 31, 2024
Note payable	$ 374,018	$ 374,018
Credit cards assumed	48,452	48,452
Preferred shares of TPT Strategic		3,206	$ 3,206
Consideration given at fair value	$ 425,676	425,676
Working capital		143,122	143,122
Property and equipment		2,170	2,170
Note receivable - related party		271,179	271,179
Other assets		9,205	9,205
Assets acquired at fair value		$ 425,676	$ 425,676